TIAA-CREF Funds	Supplement

TIAA-CREF Equity Index Funds

TIAA-CREF Equity Index Fund

TIAA-CREF Large-Cap Value Index Fund

TIAA-CREF S&P 500 Index Fund

TIAA-CREF Small-Cap Blend Index Fund

TIAA-CREF Emerging Markets Equity Index Fund

TIAA-CREF International Equity Index Fund

(collectively, the “Funds”)

SUPPLEMENT NO. 1

dated March 1, 2020, to the Statutory Prospectus and Summary Prospectuses dated March 1, 2020

Important change to the Funds

The Board of Trustees of the TIAA-CREF Funds has approved a change to each Fund’s diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that a Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.

For the TIAA-CREF Equity Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 3000 Index, which the Fund seeks to track.

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For the TIAA-CREF Large-Cap Value Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 1000 Value Index, which the Fund seeks to track.

For the TIAA-CREF S&P 500 Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500 Index, which the Fund seeks to track.

For the TIAA-CREF Small-Cap Blend Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 2000 Index, which the Fund seeks to track.

For the TIAA-CREF Emerging Markets Equity Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the MSCI EM Index, which the Fund seeks to track.

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For the TIAA-CREF International Equity Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the MSCI EAFE Index, which the Fund seeks to track.

For each Fund, the following sentence has been added to the end of “Market Risk” within the sub-section entitled “Principal investment risks” in the section entitled “Summary information” in the Funds’ Statutory Prospectus and each Fund’s Summary Prospectus:

From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

For each Fund, the following risk has been added to the end of the section entitled “Principal investment risks” in the section entitled “Summary information” in the Funds’ Statutory Prospectus and each Fund’s Summary Prospectus:

•	Non-Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return since they may represent a larger portion of the fund’s total portfolio assets.

The following risk has been added after “Mid-Cap Risk” in the sub-section entitled “Additional information on principal investment risks of the Funds” in the section entitled “Additional information about investment strategies and risks of the Funds” in the Funds’ Statutory Prospectus:

•	Non-Diversification Risk—While each Fund is considered to be a diversified investment company under the 1940 Act, each Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status
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means that a Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since it may represent a larger portion of the fund’s total portfolio assets, which could lead to greater volatility in the fund’s returns.
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